UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                FORM 13F

                           FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2002

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Hovey, Youngman Associates, Inc.
Address:  330 Madison Avenue
          New York, NY  10017

13F File Number:  28-3051

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Christine Stuttig
Title:      Corporate Secretary
Phone:      (212) 661-3636
Signature, Place and Date of Signing:

   Christine Stuttig     New York, New York          July 25, 2002

Report Type (Check only one.):

[X]       13F HOLDINGS REPORT

[ ]       13F NOTICE

[ ]       13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                            FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     141

Form 13F Information Table Value Total:    $264,683


List of Other Included Managers:  None



                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Philadelphia Auth for Ind Deve PFD              71781M206      201     8000 SH       SOLE                     8000
Royce Value Tr Inc Pfd         PFD              780910204      313    12000 SH       SOLE                    12000
Southern Co. Capital Trust V   PFD              842637209      972    39500 SH       SOLE                    39500
Milkhaus 8.00% Convertible Pre PFD CV                         2152   143500 SH       SOLE                   143500
ZymeQuest Series A Convertible PFD CV                          120    12000 SH       SOLE                    12000
ZymeQuest Series B Convertible PFD CV                          600    40000 SH       SOLE                    40000
ZymeQuest Series C Convertible PFD CV           111111111     5730   573000 SH       SOLE                   573000
Zymequest 8.00% Convertible Pr PFD CV           111111111     2544   254400 SH       SOLE                   254400
3M Company                     COM              88579Y101      235     1908 SH       SOLE                     1908
Abbott Labs                    COM              002824100     3425    90981 SH       SOLE                    90981
Agere Sys Inc Cl A             COM              00845V100       18    13000 SH       SOLE                    13000
American Express               COM              025816109     2444    67300 SH       SOLE                    67300
American Int'l Group           COM              026874107    49018   718424 SH       SOLE                   718424
                                                               119     1750 SH       OTHER                                      1750
Annaly Mortgage Management Inc COM              035710409     1212    62500 SH       SOLE                    62500
Applied Materials              COM              038222105     1093    57450 SH       SOLE                    57450
Automatic Data Processing Inc. COM              053015103      732    16800 SH       SOLE                    16800
                                                                52     1200 SH       OTHER                                      1200
Avery Dennison Corp.           COM              053611109     1337    21300 SH       SOLE                    21300
BP Plc Spons Adr               COM              055622104     1486    29424 SH       SOLE                    29424
Baxter International           COM              071813109      240     5390 SH       SOLE                     5390
                                                               265     5952 SH       OTHER                                      5952
BellSouth                      COM              079860102      228     7231 SH       SOLE                     7231
Bisys Group Inc                COM              055472104      566    17000 SH       SOLE                    17000
Bombardier Inc. Cl B           COM              097751200      108    13000 SH       SOLE                    13000
Bristol Myers Squibb           COM              110122108      723    28113 SH       SOLE                    28113
                                                               116     4500 SH       OTHER                                      4500
CVS Corp.                      COM              126650100     3213   104995 SH       SOLE                   104995
                                                               174     5700 SH       OTHER                                      5700
Cardinal Health Inc.           COM              14149Y108     5781    94141 SH       SOLE                    94141
                                                                40      650 SH       OTHER                                       650
ChevronTexaco Corp.            COM              166764100      617     6971 SH       SOLE                     6971
                                                               116     1316 SH       OTHER                                      1316
Chubb Corp.                    COM              171232101      994    14035 SH       SOLE                    14035
Cintas Corp.                   COM              172908105     2720    55025 SH       SOLE                    55025
Cisco Sys Inc                  COM              17275R102     7190   515416 SH       SOLE                   515416
                                                                92     6600 SH       OTHER                                      6600
Citigroup Inc.                 COM              172967101     1346    34736 SH       SOLE                    34736
                                                                70     1800 SH       OTHER                                      1800
Coca Cola                      COM              191216100      950    16960 SH       SOLE                    16960
Cognetix, Inc.                 COM                             770   280000 SH       SOLE                   280000
Colgate Palmolive              COM              194162103      385     7700 SH       SOLE                     7700
Comcast Corp. Cl A Special     COM              200300200     1482    62150 SH       SOLE                    62150
                                                                17      700 SH       OTHER                                       700
Commerce Bancorp Inc           COM              200519106      230     5200 SH       SOLE                     5200
Conoco Inc.                    COM              208251504      555    19951 SH       SOLE                    19951
Costco Wholesale               COM              22160k105      214     5550 SH       SOLE                     5550
Dover Corp                     COM              260003108      420    12000 SH       SOLE                    12000
DuPont E I De Nemours          COM              263534109      224     5035 SH       SOLE                     5035
                                                                67     1500 SH       OTHER                                      1500
E M C Corp                     COM              268648102      327    43340 SH       SOLE                    43340
Exxon Mobil Corp.              COM              30231G102    12746   311476 SH       SOLE                   311476
                                                               307     7512 SH       OTHER                                      7512
Fannie Mae                     COM              313586109     8492   115150 SH       SOLE                   115150
                                                               177     2400 SH       OTHER                                      2400
Fifth Third Bancorp            COM              316773100     9854   147845 SH       SOLE                   147845
                                                               100     1500 SH       OTHER                                      1500
First Data Corp.               COM              319963104     1340    36020 SH       SOLE                    36020
FleetBoston Finl Corp          COM              339030108      463    14322 SH       SOLE                    14322
General Electric               COM              369604103    25000   860593 SH       SOLE                   860593
                                                               366    12600 SH       OTHER                                     12600
Home Depot                     COM              437076102     2323    63250 SH       SOLE                    63250
                                                               129     3500 SH       OTHER                                      3500
Honeywell Intl. Inc.           COM              438516106      472    13400 SH       SOLE                    13400
                                                                18      500 SH       OTHER                                       500
Household Intl. Inc.           COM              441815107      298     6000 SH       SOLE                     6000
                                                                75     1519 SH       OTHER                                      1519
Illinois Tool Works            COM              452308109     1176    17215 SH       SOLE                    17215
Int'l Bus Machines             COM              459200101      479     6650 SH       SOLE                     6650
                                                               151     2100 SH       OTHER                                      2100
Intel Corp                     COM              458140100     1195    65422 SH       SOLE                    65422
                                                                58     3200 SH       OTHER                                      3200
J P Morgan Chase & Co          COM              46625H100     2133    62882 SH       SOLE                    62882
                                                               100     2960 SH       OTHER                                      2960
Johnson & Johnson              COM              478160104    13717   262480 SH       SOLE                   262480
                                                                21      400 SH       OTHER                                       400
Kohls Corp                     COM              500255104     1826    26050 SH       SOLE                    26050
Koninklijke Philips El Sp Adr  COM              500472303      395    14298 SH       SOLE                    14298
                                                                81     2948 SH       OTHER                                      2948
Liberty Media Corp. New Ser A  COM              530718105     3524   352360 SH       SOLE                   352360
                                                                12     1200 SH       OTHER                                      1200
Lowes Companies                COM              548661107     3013    66360 SH       SOLE                    66360
M B I A                        COM              55262C100     3836    67865 SH       SOLE                    67865
Medtronic Inc.                 COM              585055106     1413    32975 SH       SOLE                    32975
                                                               111     2600 SH       OTHER                                      2600
Merck                          COM              589331107     7327   144679 SH       SOLE                   144679
                                                                41      800 SH       OTHER                                       800
Microsoft Corp.                COM              594918104     2394    43770 SH       SOLE                    43770
                                                               148     2700 SH       OTHER                                      2700
Milkhaus Laboratory            COM              222222222     1216    40544 SH       SOLE                    40544
Milkhaus Labs, Inc.            COM              111111111     3600   240000 SH       SOLE                   240000
Molex Cl A                     COM              608554200     1313    47862 SH       SOLE                    47862
Morgan Stanley                 COM              617446448      116     2700 SH       SOLE                     2700
                                                               196     4540 SH       OTHER                                      4540
Nestle S A Sponsored Adr       COM              641069406      856    14690 SH       SOLE                    14690
Nokia Corp. Adr                COM              654902204      279    19300 SH       SOLE                    19300
                                                                46     3200 SH       OTHER                                      3200
Northern Border Partnr Unit LT COM              664785102      215     6000 SH       SOLE                     6000
Northern Tr Corp               COM              665859104      278     6300 SH       SOLE                     6300
Pepsico                        COM              713448108     6361   131980 SH       SOLE                   131980
Pfizer                         COM              717081103     2534    72394 SH       SOLE                    72394
                                                                73     2100 SH       OTHER                                      2100
Philip Morris                  COM              718154107      227     5200 SH       SOLE                     5200
Pitney Bowes                   COM              724479100      310     7800 SH       SOLE                     7800
Procter & Gamble               COM              742718109     9046   101304 SH       SOLE                   101304
                                                               156     1750 SH       OTHER                                      1750
Royal Dutch                    COM              780257804     2469    44676 SH       SOLE                    44676
Schlumberger                   COM              806857108      647    13910 SH       SOLE                    13910
                                                                19      400 SH       OTHER                                       400
Siebel Sys Inc                 COM              826170102      952    66955 SH       SOLE                    66955
                                                                 3      200 SH       OTHER                                       200
State Street Corp.             COM              857477103      304     6800 SH       SOLE                     6800
Target Corporation             COM              87612E106      696    18275 SH       SOLE                    18275
                                                                19      500 SH       OTHER                                       500
Texas Instruments              COM              882508104     1983    83670 SH       SOLE                    83670
                                                               154     6500 SH       OTHER                                      6500
Tyco Intl. Ltd. New            COM              902124106     3901   288755 SH       SOLE                   288755
                                                                35     2600 SH       OTHER                                      2600
Unit Corp.                     COM              909218109     2431   140100 SH       SOLE                   140100
Veritas Software Co.           COM              923436109     1016    51340 SH       SOLE                    51340
                                                                22     1100 SH       OTHER                                      1100
Verizon Communications         COM              92343V104     3694    91999 SH       SOLE                    91999
                                                                10      244 SH       OTHER                                       244
Viacom Inc. Cl B               COM              925524308     1695    38209 SH       SOLE                    38209
                                                                89     2000 SH       OTHER                                      2000
Vicor Corp                     COM              925815102      413    59100 SH       SOLE                    59100
Viewpoint Corp                 COM              92672P108       68    14100 SH       SOLE                    14100
Wachovia Corp New Com          COM              929903102      888    23258 SH       SOLE                    23258
Wal Mart Stores                COM              931142103      495     9000 SH       SOLE                     9000
Walgreen                       COM              931422109      707    18300 SH       SOLE                    18300
Wells Fargo & Co.              COM              949746101     1005    20071 SH       SOLE                    20071
                                                                80     1600 SH       OTHER                                      1600
Wyeth                          COM              983024100      923    18032 SH       SOLE                    18032
                                                                31      600 SH       OTHER                                       600
ZymeQuest                      COM              111111111     1497   149700 SH       SOLE                   149700
Soco International Ord         COM                             104    27500 SH       SOLE                    27500
Harbor Capital Appreciation Fd                  411511504      289 12175.244SH       SOLE                12175.244
Mutual Qualified Fund Class Z                   628380206     1235 78420.230SH       SOLE                78420.230
Putnam Amer Govt Income Cl A                    74644B102       99 11192.750SH       SOLE                11192.750
Royce Micro-Cap Tr Inc Com                      780915104      174 14906.000SH       SOLE                14906.000
Vanguard/Windsor Fd II                          922018205      360 14964.919SH       SOLE                14964.919